Segment Information	6 Months Ended
Jun. 30, 2026
Disclosure of operating segments [abstract]
Segment Information	Segment Information
13(1)    General information
Although the Group has multiple operating segments by geography, the management takes the aggregation criteria outlined in Paragraphs 11 to 14 of IFRS 8 into consideration to decide the reportable operating segments. In light of the qualitative and quantitative criteria, the Group concluded that it has only one reportable operating segment.
13(2)    Geographical information
The Group derives revenue by geographical location for the six months ended June 30, 2025 and 2026 is as follows:

	Six months ended June 30,
	2025	2026
	Revenue	Revenue
United States	$12,361	$12,032
Americas_Others (Note)	3,699	4,321
Europe	9,423	9,547
Asia-Pacific	5,915	6,905
Others	963	1,470
	$32,361	$34,275
Note : Americas_Others includes in North and South America, excluding the United States.
Geographical information on the revenue shows the location in which sales were generated.
The Group’s non-current assets, including property, plant and equipment, right-of-use assets and intangible assets, by geographical location as of December 31, 2025 and June 30, 2026 are as follows:

	December 31, 2025	June 30, 2026
	Non-current assets	Non-current assets
United States	$4,896	$4,367
Asia-Pacific	1,349	1,243
Europe	2	—
	$6,247	$5,610
Note : Non-current assets in the United States consist of goodwill and unpatented technology. Please refer to Note 6(8) for details.
13(3)    Major customer information
There is no major customer of the Group (exceed 10% of revenue) for the six months ended June 30, 2025 and 2026.